Securities Purchased under Agreements to Resell (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Securities Financing Transaction [Line Items]
Balance at End of Year	$ 500.0	$ 35.4
Average Balance During the Year	396.3	241.5
Average Interest Rate Earned During the Year	0.46%	0.16%
Maximum Month-End Balance During the Year	$ 571.5	$ 537.4